13. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment

Property, plant and equipment are stated at their acquisition and/or construction cost, less accumulated depreciation and impairment losses (the latter only if applicable). Depreciation is calculated based on the straight line method over terms that take into account the expected useful lives of the assets and their residual values.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment with a counter-entry to liabilities account “Provision for future asset retirement”. Interest incurred on updating the provision is classified within financial expenses.

Gains and losses from disposals are determined by comparing the amounts of these disposals with their carrying values at the time of the transaction, and are recognized in “other income (expenses), net” in the statement of income.

On January 1, 2009 TIM S.A., on its first adoption of IFRS, used deemed cost to measure its property, plant and equipment assets. After this its property, plant and equipment have been demonstrated based on the historical cost of acquisition and/or construction. Both (deemed cost and historical cost) are deductible from the accumulated depreciation and from the impairment losses, if applicable.

(a)          Changes in property, plant and equipment

	2016	Additions (depreciation)	Disposals	Transfers	2017
Cost of property, plant and equipment, gross
Commutation/transmission equipment	17,232,254	28,694	(57,683)	1,563,575	18,766,840
Fiber optic cables	600,504	3	-	83,464	683,971
Leased handsets	2,071,334	-	(10,502)	120,798	2,181,630
Infrastructure	5,269,043	238	(15,195)	398,754	5,652,840
Informatics assets	1,550,614	113	(1)	64,599	1,615,325
General use assets	675,682	18	(258)	63,997	739,439
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066
Total property, plant and equipment, gross	29,259,831	2,308,979	(78,280)	(323,625)	31,166,905

Accumulated depreciation
Commutation/transmission equipment	(11,969,208)	(1,417,827)	14,054	(22)	(13,373,003)
Fiber optic cables	(242,709)	(47,990)	-	-	(290,699)
Leased handsets	(1,905,228)	(114,370)	3,580	-	(2,016,018)
Infrastructure	(2,224,932)	(482,463)	9,211	306	(2,697,878)
Informatics assets	(1,372,663)	(76,080)	1	48	(1,448,694)
General use assets	(460,561)	(41,491)	258	(331)	(502,125)
Total accumulated depreciation	(18,175,301)	(2,180,221)	27,104	1	(20,328,417)

Property, plant and equipment, net
Commutation/transmission equipment	5,263,046	(1,389,133)	(43,629)	1,563,553	5,393,837
Fiber optic cables	357,795	(47,987)	-	83,464	393,272
Leased handsets	166,106	(114,370)	(6,922)	120,798	165,612
Infrastructure	3,044,111	(482,225)	(5,984)	399,060	2,954,962
Informatics assets	177,951	(75,967)	-	64,647	166,631
General use assets	215,121	(41,473)	-	63,666	237,314
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066
Total property, plant and equipment, net	11,084,530	128,758	(51,176)	(323,624)	10,838,488

	Balance in 2015	Additions (depreciation)	Disposals	Transfers	Balance in 2016
Cost of property, plant and equipment, gross
Commutation/transmission equipment	16,164,178	-	(57,363)	1,125,439	17,232,254
Fiber optic cables	563,995	-	(19)	36,528	600,504
Leased handsets	1,952,079	7	(26,089)	145,337	2,071,334
Infrastructure	4,933,743	107,828	(127,470)	354,942	5,269,043
Informatics assets	1,501,480	-	(5,482)	54,616	1,550,614
General use assets	650,580	-	(24,163)	49,265	675,682
Land	40,794	-	-	-	40,794
Construction in progress	1,119,800	2,433,983	31,950	(1,766,127)	1,819,606

Total property, plant and equipment, gross	26,926,649	2,541,818	(208,636)	-	29,259,831

Accumulated depreciation
Commutation/transmission equipment	(10,653,118)	(1,366,859)	50,769	-	(11,969,208)
Fiber optic cables	(200,123)	(42,589)	3	-	(242,709)
Leased handsets	(1,783,940)	(136,262)	14,974	-	(1,905,228)
Infrastructure	(1,884,692)	(416,085)	75,845	-	(2,224,932)
Informatics assets	(1,296,837)	(81,267)	5,441	-	(1,372,663)
General use assets	(440,591)	(40,944)	20,974	-	(460,561)

Total accumulated depreciation	(16,259,301)	(2,084,006)	168,006	-	(18,175,301)

Property, plant and equipment, net
Commutation/transmission equipment	5,511,060	(1,366,859)	(6,594)	1,125,439	5,263,046
Fiber optic cables	363,872	(42,589)	(16)	36,528	357,795
Leased handsets	168,139	(136,255)	(11,115)	145,337	166,106
Infrastructure	3,049,051	(308,257)	(51,625)	354,942	3,044,111
Informatics assets	204,643	(81,267)	(41)	54,616	177,951
General use assets	209,989	(40,944)	(3,189)	49,265	215,121
Land	40,794	-	-	-	40,794
Construction in progress	1,119,800	2,433,983	31,950	(1,766,127)	1,819,606

Total property, plant and equipment, net	10,667,348	457,812	(40,630)	-	11,084,530

Part of the amount classified as “Construction in progress” corresponds to the cost of intangible assets incurred during their construction and installation, until the date when the assets are ready for operations, at which time they are transferred to their relevant asset accounts.

Therefore, the amount of R$323,625 in the “Transfers” column was reclassified from the “construction in progress” account in property, plant and equipment, to the “intangible assets in progress” account in intangible assets for better presentation according to the nature of the assets.

(b)          Depreciation rates

Annual rate %
Commutation/transmission equipment	8 to 14.29
Fiber optic cables	4 to 10
Leased handsets	14.28 to 50
Infrastructure	4 to 20
Informatics assets	10 to 20
General use assets	10 to 20

In 2017, pursuant to IAS 16, the Company and its subsidiaries assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use. To determine the useful lives of the assets, the Company considers not just the type of the asset, but also the way it is used and the conditions to which the asset is subjected during its use.